united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	6/30

Date of reporting period:	6/30/26

Item 1. Reports to Stockholders.

(a)

Ocean Park Diversified Income ETF

(DUKZ) NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Ocean Park Diversified Income ETF for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://oceanparketfs.com/diversified-income-etf. You can also request this information by contacting us at 844-727-1813.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park Diversified Income ETF	$81	0.78%

How did the Fund perform during the reporting period?

For the year ended June 30, 2026, the Fund’s return was positive on an absolute basis. The Fund outperformed its primary benchmark.

Credit markets proved resilient through a year that included a Middle East conflict, an oil price shock, and a transition in Federal Reserve leadership. Convertible bonds were by far the largest contributor as the asset class participated in the strong equity rally tied to easing tensions in the Middle East and renewed confidence in artificial intelligence spending. Emerging markets bonds, high yield corporate bonds, and mortgage-backed securities also contributed positively toward the Fund’s performance on an absolute basis. US Treasuries were the only detractors on an absolute basis.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Diversified Income ETF - NAV
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,055
$10,924
07/10/24
09/30/24
12/31/24
03/31/25
06/30/25
09/30/25
12/31/25
03/31/26
06/30/26

Table Summary
	Ocean Park Diversified Income ETF - NAV	Bloomberg U.S. Aggregate Bond Index
07/10/24	$10,000	$10,000
09/30/24	$10,450	$10,437
12/31/24	$10,325	$10,118
03/31/25	$10,242	$10,399
06/30/25	$10,376	$10,525
09/30/25	$10,702	$10,738
12/31/25	$10,747	$10,856
03/31/26	$10,666	$10,851
06/30/26	$11,055	$10,924

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (July 10, 2024)
Ocean Park Diversified Income ETF - NAV	6.55%	5.22%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.58%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 844-727-1813.

Fund Statistics

  Net Assets$47,333,009
  Number of Portfolio Holdings10
  Advisory Fee (net of waivers)$19,690
  Portfolio Turnover203%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Fixed Income	99.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares MBS ETF	14.9%
Global X US Preferred ETF	14.7%
iShares Convertible Bond ETF	10.2%
Vanguard Total International Bond ETF	10.1%
State Street SPDR Nuveen ICE High Yield Municipal ETF	10.1%
Invesco Senior Loan ETF	10.0%
iShares Broad USD High Yield Corporate Bond ETF	9.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	7.5%
VanEck J. P. Morgan EM Local Currency Bond ETF	7.5%
iShares National Muni Bond ETF	5.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Ocean Park Diversified Income ETF

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://oceanparketfs.com/diversified-income-etf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-DUKZ

Ocean Park Domestic ETF

(DUKQ) NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Ocean Park Domestic ETF for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://oceanparketfs.com/domestic-etf. You can also request this information by contacting us at 844-727-1813.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park Domestic ETF	$99	0.88%

How did the Fund perform during the reporting period?

For the year ended June 30, 2026, the Fund’s return was positive on an absolute basis. The Fund outperformed its primary benchmark.

In the second half of 2025, markets contended with persistent inflation worries and growing questions about the payoff from heavy investment in artificial intelligence. The markets were tested further by an escalating conflict in the Middle East that pushed oil prices higher in the first half of 2026. This stress gave way to a strong recovery as tensions eased and confidence in artificial intelligence spending was reinforced by strong corporate earnings. U.S. equities absorbed the early turbulence and closed the fiscal year with one of the strongest quarterly rallies in recent memory.

Large cap funds were the largest contributors to the Fund’s performance on an absolute basis, as the artificial intelligence investment cycle translated into strong corporate earnings. Positions in momentum and small cap stocks were among the best performers during the period. Mid cap and large cap funds also contributed positively to the Fund’s performance on an absolute basis. There were no detractors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Domestic ETF - NAV
Morningstar US Market TR USD
$15,000
$10,000
$5,000
$0
$13,731
$12,730
07/10/24
09/30/24
12/31/24
03/31/25
06/30/25
09/30/25
12/31/25
03/31/26
06/30/26

Table Summary
	Ocean Park Domestic ETF - NAV	Morningstar US Market TR USD
07/10/24	$10,000	$10,000
09/30/24	$10,383	$10,307
12/31/24	$10,557	$10,571
03/31/25	$10,024	$10,081
06/30/25	$10,270	$11,204
09/30/25	$10,992	$12,111
12/31/25	$11,144	$12,405
03/31/26	$10,876	$11,886
06/30/26	$12,730	$13,731

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (July 10, 2024)
Ocean Park Domestic ETF - NAV	23.95%	13.02%
Morningstar US Market TR USD	22.55%	17.44%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, "Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of The MorningStar US Market TR USD to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR US MARKET TR USD OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Fund Statistics

  Net Assets$13,667,807
  Number of Portfolio Holdings12
  Advisory Fee (net of waivers)$0
  Portfolio Turnover129%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Equity	99.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab US Large-Cap ETF	24.0%
Invesco Nasdaq 100 ETF	19.7%
Schwab U.S. Mid-Cap ETF	10.3%
Invesco S&P 500 Equal Weight ETF	9.9%
Invesco S&P 500 Momentum ETF	5.4%
Schwab US Small-Cap ETF	5.2%
Vanguard Mid-Cap Growth ETF	5.1%
VictoryShares Free Cash Flow ETF	5.1%
iShares Russell Mid-Cap Value ETF	5.0%
iShares Select Dividend ETF	4.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Ocean Park Domestic ETF

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://oceanparketfs.com/domestic-etf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-DUKQ

Ocean Park High Income ETF

(DUKH) NASDAQ Stock Market, LLC

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Ocean Park High Income ETF for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://oceanparketfs.com/high-income-etf. You can also request this information by contacting us at 844-727-1813.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park High Income ETF	$80	0.78%

How did the Fund perform during the reporting period?

For the year ended June 30, 2026, the Fund’s return was positive on an absolute basis. The Fund outperformed its primary benchmark.

Credit markets proved resilient through a year that included a Middle East conflict, an oil price shock, and a transition in Federal Reserve leadership. High yield corporate bonds, the Fund's largest allocation, were the leading contributor on an absolute basis as credit fundamentals held firm despite elevated inflation. Bank loans also contributed meaningfully followed by emerging markets bonds and preferred securities. There were no detractors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park High Income ETF - NAV
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$10,924
$10,668
07/10/24
09/30/24
12/31/24
03/31/25
06/30/25
09/30/25
12/31/25
03/31/26
06/30/26

Table Summary
	Ocean Park High Income ETF - NAV	Bloomberg U.S. Aggregate Bond Index
07/10/24	$10,000	$10,000
09/30/24	$10,412	$10,437
12/31/24	$10,331	$10,118
03/31/25	$10,250	$10,399
06/30/25	$10,260	$10,525
09/30/25	$10,528	$10,738
12/31/25	$10,619	$10,856
03/31/26	$10,502	$10,851
06/30/26	$10,668	$10,924

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (July 10, 2024)
Ocean Park High Income ETF - NAV	3.98%	3.33%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.58%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 844-727-1813.

Fund Statistics

  Net Assets$21,807,113
  Number of Portfolio Holdings6
  Advisory Fee (net of waivers)$0
  Portfolio Turnover179%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Portfolio High Yield Bond ETF	39.9%
Global X US Preferred ETF	20.0%
Invesco Senior Loan ETF	19.7%
State Street SPDR Nuveen ICE High Yield Municipal ETF	10.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.1%
VanEck J. P. Morgan EM Local Currency Bond ETF	5.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Ocean Park High Income ETF

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://oceanparketfs.com/high-income-etf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-DUKH

Ocean Park International ETF

(DUKX) NASDAQ Stock Market, LLC

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Ocean Park International ETF for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://oceanparketfs.com/international-etf. You can also request this information by contacting us at 844-727-1813.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park International ETF	$97	0.88%

How did the Fund perform during the reporting period?

For the year ended June 30, 2026, the Fund’s return was positive on an absolute basis. However, the Fund underperformed its primary benchmark.

International equities generated strong returns over the past year, driven by robust corporate earnings, the ongoing artificial intelligence build-out, and retreat of energy prices. Despite periodic geopolitical volatility, emerging markets equities stood out as one of the strongest asset classes, while technology sectors globally experienced significant upside.

Emerging markets equities and international large cap funds were the largest contributors towards the Fund’s performance on an absolute basis. Positions in South Korea, Taiwan and Brazil were among the best performers during the period. Australia was the only negative contributor to performance during the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park International ETF - NAV
Morningstar Global Markets ex US NR USD
$15,000
$10,000
$5,000
$0
$14,497
$11,852
07/10/24
09/30/24
12/31/24
03/31/25
06/30/25
09/30/25
12/31/25
03/31/26
06/30/26

Table Summary
	Ocean Park International ETF - NAV	Morningstar Global Markets ex US NR USD
07/10/24	$10,000	$10,000
09/30/24	$10,444	$10,563
12/31/24	$9,703	$9,761
03/31/25	$9,458	$10,193
06/30/25	$9,756	$11,462
09/30/25	$10,429	$12,247
12/31/25	$10,768	$12,845
03/31/26	$11,091	$12,766
06/30/26	$11,852	$14,497

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (July 10, 2024)
Ocean Park International ETF - NAV	21.49%	9.00%
Morningstar Global Markets ex US NR USD	26.48%	20.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, "Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of The MorningStar Global Markets ex US NR USD to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR GLOBAL MARKETS EX US NR USD OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Fund Statistics

  Net Assets$3,699,156
  Number of Portfolio Holdings10
  Advisory Fee (net of waivers)$0
  Portfolio Turnover238%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Equity	99.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Total International Stock ETF	44.6%
SPDR Portfolio Emerging Markets ETF	24.7%
iShares MSCI Emerging Markets Min Vol Factor ETF	5.1%
iShares International Dividend Growth ETF	4.9%
JPMorgan BetaBuilders Developed Asia Pacific-ex ETF	4.7%
Schwab International Small-Cap Equity ETF	4.7%
Franklin FTSE Taiwan ETF	2.9%
Franklin FTSE South Korea ETF	2.8%
Franklin FTSE Japan ETF	2.5%
iShares MSCI Mexico ETF	2.4%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Ocean Park International ETF

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://oceanparketfs.com/international-etf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-DUKX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026 – $55,000

2025 – $54,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026 – $12,800

2025 – $12,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2025, and 2026 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2025, and 2026 respectively are disclosed in (b)- (d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mark Garbin, Mark D. Gersten, Anthony J.Hertl, Gary W. Lanzen, John V. Palancia and Mark H. Taylor.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Ocean Park Diversified Income ETF (DUKZ)
Ocean Park Domestic ETF (DUKQ)
Ocean Park High Income ETF (DUKH)
Ocean Park International ETF (DUKX)

Annual Financial Statements
and Additional Information

June 30, 2026

1-866-738-4363
www.oceanparketfs.com

OCEAN PARK DIVERSIFIED INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	FIXED INCOME - 99.9%
371,810	Global X US Preferred ETF	$6,949,129
232,010	Invesco Senior Loan ETF	4,726,044
126,339	iShares Broad USD High Yield Corporate Bond ETF	4,677,070
39,737	iShares Convertible Bond ETF	4,837,582
36,866	iShares J.P. Morgan USD Emerging Markets Bond ETF	3,555,357
74,687	iShares MBS ETF	7,059,416
21,999	iShares National Muni Bond ETF	2,367,532
187,427	State Street SPDR Nuveen ICE High Yield Municipal ETF	4,768,143
138,400	VanEck J. P. Morgan EM Local Currency Bond ETF	3,537,504
99,294	Vanguard Total International Bond ETF	4,808,808
	TOTAL EXCHANGE-TRADED FUNDS (Cost $46,996,497)	47,286,585

	TOTAL INVESTMENTS - 99.9% (Cost $46,996,497)	$47,286,585
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	46,424
	NET ASSETS - 100.0%	$47,333,009

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

OCEAN PARK DOMESTIC ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 99.6%
8,868	Invesco Nasdaq 100 ETF	$2,686,738
6,381	Invesco S&P 500 Equal Weight ETF	1,357,685
4,534	Invesco S&P 500 Momentum ETF	732,422
895	iShares Russell 2000 Growth ETF	352,594
1,559	iShares Russell 2000 Value ETF	344,851
4,156	iShares Russell Mid-Cap Value ETF	684,078
4,243	iShares Select Dividend ETF	663,181
38,065	Schwab U.S. Mid-Cap ETF	1,403,457
111,581	Schwab US Large-Cap ETF	3,283,829
19,872	Schwab US Small-Cap ETF	717,975
2,272	Vanguard Mid-Cap Growth ETF	695,914
15,107	VictoryShares Free Cash Flow ETF	691,145
	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,117,610)	13,613,869

	TOTAL INVESTMENTS - 99.6% (Cost $12,117,610)	$13,613,869
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	53,938
	NET ASSETS - 100.0%	$13,667,807

ETF	- Exchange-Traded Fund

See accompanying notes to financial statements.

OCEAN PARK HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	FIXED INCOME - 99.8%
233,408	Global X US Preferred ETF	$4,362,396
211,408	Invesco Senior Loan ETF	4,306,381
11,457	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,104,913
86,999	State Street SPDR Nuveen ICE High Yield Municipal ETF	2,213,255
370,823	State Street SPDR Portfolio High Yield Bond ETF	8,692,090
42,394	VanEck J. P. Morgan EM Local Currency Bond ETF	1,083,591
	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,849,624)	21,762,626

	TOTAL INVESTMENTS - 99.8% (Cost $21,849,624)	$21,762,626
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	44,487
	NET ASSETS - 100.0%	$21,807,113

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

OCEAN PARK INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	EQUITY - 99.3%
2,313	Franklin FTSE Japan ETF	$91,942
1,563	Franklin FTSE South Korea ETF	103,283
1,018	Franklin FTSE Taiwan ETF	107,430
2,041	iShares International Dividend Growth ETF	179,465
2,512	iShares MSCI Emerging Markets Min Vol Factor ETF	189,103
1,150	iShares MSCI Mexico ETF	86,561
2,925	JPMorgan BetaBuilders Developed Asia Pacific-ex ETF	175,120
3,612	Schwab International Small-Cap Equity ETF	173,809
17,672	SPDR Portfolio Emerging Markets ETF	915,056
19,308	Vanguard Total International Stock ETF	1,650,641
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,508,465)	3,672,410

	TOTAL INVESTMENTS - 99.3% (Cost $3,508,465)	$3,672,410
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	26,746
	NET ASSETS - 100.0%	$3,699,156

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

The Ocean Park ETFs
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026

	Ocean Park Diversified	Ocean Park	Ocean Park	Ocean Park
	Income ETF	Domestic ETF	High Income ETF	International ETF
ASSETS
Investment securities:
At cost	$46,996,497	$12,117,610	$21,849,624	$3,508,465
At value	$47,286,585	$13,613,869	$21,762,626	$3,672,410
Cash and cash equivalents	62,090	66,963	61,394	35,940
Receivable for fund shares sold	511,708	—	239,639	—
Due from Adviser	—	6,955	562	12,415
Dividends and interest receivable	233	1,025	168	1,134
Prepaid expenses	5,867	5,008	2,258	2,107
TOTAL ASSETS	47,866,483	13,693,820	22,066,647	3,724,006

LIABILITIES
Payable for investments purchased	511,101	—	238,961	—
Investment advisory fees payable	10,768	—	—	—
Payable to related parties	2,601	5,014	3,035	4,815
Accrued expenses and other liabilities	9,004	20,999	17,538	20,035
TOTAL LIABILITIES	533,474	26,013	259,534	24,850
NET ASSETS	$47,333,009	$13,667,807	$21,807,113	$3,699,156

Net Assets Consist Of:
Paid in capital	$47,672,631	$13,795,861	$22,388,203	$3,665,219
Accumulated earnings (deficit)	(339,622)	(128,054)	(581,090)	33,937
NET ASSETS	$47,333,009	$13,667,807	$21,807,113	$3,699,156

Net Asset Value Per Share:
Net Assets	$47,333,009	$13,667,807	$21,807,113	$3,699,156
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,850,000	430,000	910,000	130,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$25.59	$31.79	$23.96	$28.46

See accompanying notes to financial statements.

The Ocean Park ETFs
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026

	Ocean Park	Ocean Park	Ocean Park	Ocean Park
	Diversified Income ETF	Domestic ETF	High Income ETF	International ETF
INVESTMENT INCOME
Dividends	$962,906	$174,259	$611,949	$85,080
Interest	23,357	892	6,375	5,210
TOTAL INVESTMENT INCOME	986,263	175,151	618,324	90,290

EXPENSES
Investment advisory fees	146,861	103,648	67,827	23,411
Administrative services	28,328	27,472	24,025	23,387
Accounting services fees	18,236	18,441	17,747	16,908
Custodian fees	18,046	22,835	17,768	18,744
Professional fees	16,887	16,741	13,128	10,980
Trustees fees and expenses	16,568	16,568	16,568	16,568
Audit fees	16,512	16,512	16,512	16,512
Legal fees	14,562	17,204	12,920	15,517
Transfer agent fees	9,781	10,223	9,779	9,942
Printing and postage expenses	6,152	6,262	3,267	3,267
Insurance expense	995	995	995	995
Other Expenses	11,216	12,264	4,727	4,190
TOTAL EXPENSES	304,144	269,165	205,263	160,421

Less: Fees waived/reimbursed by the Adviser	(127,171)	(147,566)	(123,556)	(132,927)
NET EXPENSES	176,973	121,599	81,707	27,494

NET INVESTMENT INCOME	809,290	53,552	536,617	62,796

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	818,288	2,522,544	146,482	486,214
Investments	(317,718)	64,309	(122,187)	150,536
Distributions of capital gains from underlying investment companies	—	—	—	1,940
	500,570	2,586,853	24,295	638,690
Net change in unrealized appreciation (depreciation) on:
Investments	27,478	313,756	(245,334)	(100,302)
	27,478	313,756	(245,334)	(100,302)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	528,048	2,900,609	(221,039)	538,388

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,337,338	$2,954,161	$315,578	$601,184

See accompanying notes to financial statements.

Ocean Park Diversified Income ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	June 30, 2026	June 30, 2025 *
FROM OPERATIONS
Net investment income	$809,290	$269,220
Net realized gain (loss) on in-kind redemptions and investments	500,570	(363,297)
Net change in unrealized appreciation on investments	27,478	262,610
Net increase in net assets resulting from operations	1,337,338	168,533

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(830,196)	(272,815)
Net decrease in net assets resulting from distributions to shareholders	(830,196)	(272,815)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	42,723,916	15,484,843
Cost of shares redeemed	(8,127,836)	(3,150,774)
Net increase in net assets resulting from shares of beneficial interest	34,596,080	12,334,069

TOTAL INCREASE IN NET ASSETS	35,103,222	12,229,787

NET ASSETS
Beginning of Period	12,229,787	—
End of Period	$47,333,009	$12,229,787

SHARE ACTIVITY
Shares Sold	1,680,000	620,000
Shares Redeemed	(320,000)	(130,000)
Net increase in shares of beneficial interest outstanding	1,360,000	490,000

*	Ocean Park Diversified Income ETF commenced operations on July 10, 2024.

See accompanying notes to financial statements.

Ocean Park Domestic ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	June 30, 2026	June 30, 2025 *
FROM OPERATIONS
Net investment income	$53,552	$86,516
Net realized gain (loss) on in-kind redemptions and investments	2,586,853	(1,670,727)
Net change in unrealized appreciation on investments	313,756	1,182,503
Net increase (decrease) in net assets resulting from operations	2,954,161	(401,708)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(48,481)	(81,372)
Net decrease in net assets resulting from distributions to shareholders	(48,481)	(81,372)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	12,519,348	15,886,082
Cost of shares redeemed	(15,916,522)	(1,243,701)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(3,397,174)	14,642,381

TOTAL INCREASE (DECREASE) IN NET ASSETS	(491,494)	14,159,301

NET ASSETS
Beginning of Period	14,159,301	—
End of Period	$13,667,807	$14,159,301

SHARE ACTIVITY
Shares Sold	440,000	600,000
Shares Redeemed	(560,000)	(50,000)
Net increase (decrease) in shares of beneficial interest outstanding	(120,000)	550,000

*	Ocean Park Domestic ETF commenced operations on July 10, 2024.

See accompanying notes to financial statements.

Ocean Park High Income ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	June 30, 2026	June 30, 2025 *
FROM OPERATIONS
Net investment income	$536,617	$284,837
Net realized gain (loss) on in-kind redemptions and investments	24,295	(477,149)
Net change in unrealized appreciation (depreciation) on investments	(245,334)	158,336
Net increase (decrease) in net assets resulting from operations	315,578	(33,976)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(538,022)	(290,003)
Net decrease in net assets resulting from distributions to shareholders	(538,022)	(290,003)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	20,855,264	8,824,054
Cost of shares redeemed	(5,647,478)	(1,678,304)
Net increase in net assets resulting from shares of beneficial interest	15,207,786	7,145,750

TOTAL INCREASE IN NET ASSETS	14,985,342	6,821,771

NET ASSETS
Beginning of Period	6,821,771	—
End of Period	$21,807,113	$6,821,771

SHARE ACTIVITY
Shares Sold	860,000	350,000
Shares Redeemed	(230,000)	(70,000)
Net increase in shares of beneficial interest outstanding	630,000	280,000

*	Ocean Park High Income ETF commenced operations on July 10, 2024.

See accompanying notes to financial statements.

Ocean Park International ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	June 30, 2026	June 30, 2025 *
FROM OPERATIONS
Net investment income	$62,796	$48,961
Net realized gain (loss) on in-kind redemptions and investments	636,750	(290,241)
Distributions of capital gains from underlying investment companies	1,940	183
Net change in unrealized appreciation (depreciation) on investments	(100,302)	264,247
Net increase in net assets resulting from operations	601,184	23,150

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(61,947)	(49,266)
Net decrease in net assets resulting from distributions to shareholders	(61,947)	(49,266)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,975,026	2,656,476
Cost of shares redeemed	(3,445,467)	—
Net increase in net assets resulting from shares of beneficial interest	529,559	2,656,476

TOTAL INCREASE IN NET ASSETS	1,068,796	2,630,360

NET ASSETS
Beginning of Period	2,630,360	—
End of Period	$3,699,156	$2,630,360

SHARE ACTIVITY
Shares Sold	150,000	110,000
Shares Redeemed	(130,000)	—
Net increase in shares of beneficial interest outstanding	20,000	110,000

*	Ocean Park International ETF commenced operations on July 10, 2024.

See accompanying notes to financial statements.

Ocean Park Diversified Income ETF
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Period Ended
	June 30, 2026	June 30, 2025 (1)
Net asset value, beginning of period	$24.96	$25.06
Activity from investment operations:
Net investment income (2)	0.91	1.06
Net realized and unrealized gain (loss) on investments	0.70	(0.12)
Total from investment operations	1.61	0.94
Less distributions from:
Net investment income	(0.98)	(1.04)
Total distributions	(0.98)	(1.04)
Net asset value, end of period	$25.59	$24.96
Total return (4)	6.55%	3.76	% (8)
Net assets, at end of period (000s)	$47,333	$12,230

Ratio of gross expenses to average net assets (5)(6)	1.34%	3.22	% (7)
Ratio of net expenses to average net assets (6)	0.78%	0.78	% (7)
Ratio of net investment income to average net assets (6)	3.57%	4.32	% (7)
Portfolio Turnover Rate (3)	203%	269	% (8)

(1)	Ocean Park Diversified Income ETF commenced operations on July 10, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by the adviser.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

Ocean Park Domestic ETF
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Period Ended
	June 30, 2026	June 30, 2025 (1)
Net asset value, beginning of period	$25.74	$25.24
Activity from investment operations:
Net investment income (2)	0.11	0.29
Net realized and unrealized gain on investments	6.04	0.39	(7)
Total from investment operations	6.15	0.68
Less distributions from:
Net investment income	(0.10)	(0.18)
Total distributions	(0.10)	(0.18)
Net asset value, end of period	$31.79	$25.74
Total return (4)	23.95%	2.70	% (9)
Net assets, at end of period (000s)	$13,668	$14,159

Ratio of gross expenses to average net assets (5)(6)	1.95%	2.86	% (8)
Ratio of net expenses to average net assets (6)	0.88%	0.88	% (8)
Ratio of net investment income to average net assets (6)	0.39%	1.19	% (8)
Portfolio Turnover Rate (3)	129%	321	% (9)

(1)	Ocean Park Domestic ETF commenced operations on July 10, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by the adviser.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(8)	Annualized for periods less than one year.

(9)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

Ocean Park High Income ETF
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Period Ended
	June 30, 2026	June 30, 2025 (1)
Net asset value, beginning of period	$24.36	$25.06
Activity from investment operations:
Net investment income (2)	1.24	1.40
Net realized and unrealized loss on investments	(0.29)	(0.75)
Total from investment operations	0.95	0.65
Less distributions from:
Net investment income	(1.35)	(1.35)
Total distributions	(1.35)	(1.35)
Net asset value, end of period	$23.96	$24.36
Total return (4)	3.98%	2.60	% (8)
Net assets, at end of period (000s)	$21,807	$6,822

Ratio of gross expenses to average net assets (5)(6)	1.96%	3.72	% (7)
Ratio of net expenses to average net assets (6)	0.78%	0.78	% (7)
Ratio of net investment income to average net assets (6)	5.12%	5.80	% (7)
Portfolio Turnover Rate (3)	179%	402	% (8)

(1)	Ocean Park High Income ETF commenced operations on July 10, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by the adviser.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

Ocean Park International ETF
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Period Ended
	June 30, 2026	June 30, 2025 (1)
Net asset value, beginning of period	$23.91	$25.24
Activity from investment operations:
Net investment income (2)	0.53	0.80
Net realized and unrealized gain (loss) on investments	4.56	(1.42)
Total from investment operations	5.09	(0.62)
Less distributions from:
Net investment income	(0.54)	(0.71)
Total distributions	(0.54)	(0.71)
Net asset value, end of period	$28.46	$23.91
Total return (4)	21.49%	(2.44	)% (8)
Net assets, at end of period (000s)	$3,699	$2,630

Ratio of gross expenses to average net assets (5)(6)	5.13%	11.18	% (7)
Ratio of net expenses to average net assets (6)	0.88%	0.88	% (7)
Ratio of net investment income to average net assets (6)	2.01%	3.48	% (7)
Portfolio Turnover Rate (3)	238%	356	% (8)

(1)	Ocean Park International ETF commenced operations on July 10, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by the adviser.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

The Ocean Park ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

1.	ORGANIZATION

The Ocean Park Diversified Income ETF (“DUKZ”), Ocean Park Domestic ETF (“DUKQ”), Ocean Park High Income ETF (“DUKH”), and Ocean Park International ETF (“DUKX”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. The Funds’ investment objectives are to provide total return and to limit exposure to downside risk. The investment objectives are non-fundamental. The Funds commenced operations on July 10, 2024. The Funds are “fund of funds,” in that they will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. ASU 2023-09 is intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price

The Ocean Park ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

(“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of a Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective NAV as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Exchange-Traded Funds – The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily

The Ocean Park ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of a Fund will fluctuate based on changes in the value of the foreign securities held by any underlying funds that invest in such securities. When all or a portion of an underlying fund’s portfolio securities trade in a market that is closed when the market for its shares is open, there may be changes from the last quote of the closed market and the quote from the underlying fund’s domestic trading day, which could lead to differences between the market value of its shares and the underlying fund’s NAV.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical

The Ocean Park ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026 for the Funds’ assets measured at fair value:

DUKZ
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$47,286,585	$—	$—	$47,286,585
Total	$47,286,585	$—	$—	$47,286,585

DUKQ
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$13,613,869	$—	$—	$13,613,869
Total	$13,613,869	$—	$—	$13,613,869

DUKH
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$21,762,626	$—	$—	$21,762,626
Total	$21,762,626	$—	$—	$21,762,626

DUKX
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$3,672,410	$—	$—	$3,672,410
Total	$3,672,410	$—	$—	$3,672,410

The Funds did not hold any Level 2 or 3 securities during the year.

*	See Schedule of Investments for industry classification.

The Ocean Park ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for DUKQ and DUKX, and monthly for DUKZ and DUKH. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year 2025 or expected to be taken in the Funds’ 2026 tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The Ocean Park ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker	Purchases	Sales
DUKZ	$45,454,312	$45,053,904
DUKQ	$17,783,312	$18,115,408
DUKH	$18,571,145	$18,662,728
DUKX	$6,808,462	$7,199,033

For the year ended June 30, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker	Purchases	Sales
DUKZ	$42,206,523	$8,034,209
DUKQ	$12,510,643	$15,604,890
DUKH	$20,788,912	$5,518,477
DUKX	$3,965,668	$3,066,739

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. Ocean Park Asset Management, LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Exchange Traded Concepts, LLC as the trading sub-adviser (the “Sub-Adviser”) responsible for trading portfolio securities for the Funds. The Sub-Advisor is paid from the Adviser’s management fee and is not an additional cost to any Fund. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds. Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. For the year ended June 30, 2026, each Fund incurred the following in advisory fees:

Ticker	Annual Rate	Total Advisory Fee
DUKZ	0.65%	$146,861
DUKQ	0.75%	$103,648
DUKH	0.65%	$67,827
DUKX	0.75%	$23,411

The Ocean Park ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for the Funds, at least until January 31, 2027, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Funds’ officers and Trustees and contractual indemnification of Funds’ service providers (other than the Adviser))) will not exceed 0.78% of average daily net assets for DUKZ and DUKH, and 0.88% of average daily net assets for DUKQ and DUKX, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and Funds’ operating expenses are subsequently lower than its expense limitation, or limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by a Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the expense limitation. If a Fund’s operating expenses subsequently exceed the expense limitation, the reimbursements for the Fund shall be suspended. For the year ended June 30, 2026, the Adviser waived fees and/or reimbursed expenses in the amount of $127,171, $147,566, $123,556 and $132,927 for DUKZ, DUKQ, DUKH and DUKX, respectively, under the Waiver Agreement.

The following amounts are subject to recapture by the Adviser by the following dates:

Ticker	6/30/2028	6/30/2029
DUKZ	$152,227	$127,171
DUKQ	$144,394	$147,566
DUKH	$144,663	$123,556
DUKX	$144,759	$132,927

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement).

The Board may terminate the Waiver Agreement at any time on 60 days’ notice to the Adviser.

The Trust, with respect to the Funds, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”).

If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

The Ocean Park ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities. Pursuant to a Referral Agreement dated November 29, 2023, between UFS and the Sub-Adviser, the Sub-Adviser pays UFS a referral fee that is calculated as a percentage of its sub-advisory fee. During the fiscal year ended June 30, 2026, Sub-Adviser paid UFS a referral fee of $6,500.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Trust engages an insurance broker affiliated with UFS for the purposes of assisting the Trust in obtaining its insurance policies.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares for each Fund. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Ocean Park ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

For the year ended June 30, 2026, the fixed and variable fees were as follows:

Ticker	Fixed Fees	Variable Fees
DUKZ	$9,600	$—
DUKQ	$1,000	$—
DUKH	$4,200	$—
DUKX	$1,200	$—

The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
Ticker	Purchases	Charge for Cash Purchases*
DUKZ	$200	2.00%*
DUKQ	$200	2.00%*
DUKH	$200	2.00%*
DUKX	$200	2.00%*

*	As a percentage of the amount invested

6.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

DUKH currently invests a significant portion of its assets in the State Street SPDR Portfolio High Yield Bond ETF (“SPHY”). DUKH may redeem its investments in SPHY at any time if the Adviser determines that it is in the best interest of DUKH and its shareholders to do so. DUKH’s performance will be directly affected by the performance of SPHY. The financial statements of SPHY, including the schedule of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with DUKH’s financial statements. As of June 30, 2026, DUKH’s investment in SPHY was 39.9% of DUKH’s net assets.

DUKX currently invests a significant portion of its assets in the Vanguard Total International Stock ETF (“VXUS”). DUKX may redeem its investments in VXUS at any time if the Adviser determines that it is in the best interest of DUKX and its shareholders to do so. DUKX’s performance will be directly affected by the performance of VXUS. The financial statements of VXUS, including the schedule of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with DUKX’s financial statements. As of June 30, 2026, DUKX’s investment in VXUS was 44.6% of DUKX’s net assets.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year and period ending June 30, 2026, and June 30, 2025, were as follows:

For the year ended June 30, 2026:

	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Ocean Park Diversified Income ETF	$763,912	$—	$—	$66,284	$830,196
Ocean Park Domestic ETF	48,481	—	—	—	48,481
Ocean Park High Income ETF	509,565	—	—	28,457	538,022
Ocean Park International ETF	61,947	—	—	—	61,947

The Ocean Park ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

For the period ended June 30, 2025:

	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Ocean Park Diversified Income ETF	$272,815	$—	$—	$—	$272,815
Ocean Park Domestic ETF	81,372	—	—	—	81,372
Ocean Park High Income ETF	290,003	—	—	—	290,003
Ocean Park International ETF	49,266	—	—	—	49,266

As of June 30, 2026, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Ocean Park Diversified Income ETF	$—	$—	$(353,245)	$(239,423)	$—	253,046	$(339,622)
Ocean Park Domestic ETF	10,215	—	—	(1,634,528)	—	1,496,259	(128,054)
Ocean Park High Income ETF	3,799	—	(135,154)	(362,714)	—	(87,021)	(581,090)
Ocean Park International ETF	544	—	—	(127,729)	—	161,122	33,937

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Ocean Park Diversified Income ETF	$353,245
Ocean Park Domestic ETF	—
Ocean Park High Income ETF	135,154
Ocean Park International ETF	—

At June 30, 2026, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Ocean Park Diversified Income ETF	$239,423	$—	$239,423	$—
Ocean Park Domestic ETF	1,634,528	—	1,634,528	—
Ocean Park High Income ETF	362,713	1	362,714	—
Ocean Park International ETF	127,729	—	127,729	—

The Ocean Park ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions and distributions in excess, resulted in reclassifications for the Fund for the fiscal period ended June 30, 2026, as follows:

	Paid In	Distributable/ Accumulated
Portfolio	Capital	Earnings (Losses)
Ocean Park Diversified Income ETF	$796,952	$(796,952)
Ocean Park Domestic ETF	2,521,942	(2,521,942)
Ocean Park High Income ETF	43,217	(43,217)
Ocean Park International ETF	479,489	(479,489)

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Tax Net Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation/
Portfolio	Tax purposes	Appreciation	(Depreciation)	(Depreciation)
Ocean Park Diversified Income ETF	$47,033,539	$384,556	$(131,510)	$253,046
Ocean Park Domestic ETF	12,117,610	1,496,259	—	1,496,259
Ocean Park High Income ETF	21,849,647	39,942	(126,963)	(87,021)
Ocean Park International ETF	3,511,288	175,628	(14,506)	161,122

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board declared the following distributions after June 30, 2026:

Ticker	Dividend Per Share	Record Date	Payable Date
DUKZ	$0.0871	7/7/2026	7/13/2026
DUKH	$0.1018	7/7/2026	7/13/2026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Ocean Park ETFs and
Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Ocean Park ETFs comprising Ocean Park Diversified Income ETF, Ocean Park Domestic ETF, Ocean Park High Income ETF, and Ocean Park International ETF (the “Funds”), each a series of Northern Lights Fund Trust, as of June 30, 2026, the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period from July 10, 2024 (commencement of operations) through June 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations for the year then ended and the changes in net assets and the financial highlights for the year then ended and for the period from July 10, 2024 (commencement of operations) through June 30, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Ocean Park Asset Management LLC’s investment companies since 2023.

COHEN & COMPANY, LTD.
Cleveland, Ohio

August 28, 2026

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

The Ocean Park ETFs
Additional Information (Continued)
June 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Ocean Park Asset Management, Inc. Adviser to Ocean Park Diversified Income ETF, Ocean Park Domestic ETF, Ocean High Income ETF, Ocean Park International ETF *

In connection with the regular meeting held on June 17-18, 2026 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the investment advisory agreement (the “Advisory Agreement”) between Ocean Park Asset Management, Inc (“Ocean Park”) and the Trust, with respect to the Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF, and Ocean High Income ETF (collectively, the “Ocean Park ETFs”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the advisory agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees observed that Ocean Park was part of the Sierra Group of companies, founded in 1987, and managed approximately $3.6 billion in assets, offered several tactically managed investment strategies that prioritized risk management and primarily served retirees and other conservative investors through mutual funds, ETFs, and separately managed accounts at various TAMPs. The Trustees reviewed the background information on the key investment personnel responsible for servicing the ETFs, taking into consideration their education and the investment experience of the team. The Trustees noted that Ocean Park employed a proprietary trend following strategy based on the mathematical analysis of moving averages to generate buy and sell signals and to build and actively manage fund-of-funds portfolios, and that Ocean Park may use discretion to override the signals when current market conditions warrant. The Trustees further noted that Ocean Park used quantitative analysis to examine a universe of unconstrained ETFs exhibiting buy signals, sets risk goals specific to each portfolio, and verifies whether the tactical discipline remains valid. The Trustees observed that, to limit drawdowns, Ocean Park had built risk management disciplines into its strategies using a rules-based trend following system, constructed portfolios diversified among sub-asset classes, used trailing stop-loss orders under every underlying position, and actively managed the portfolios to be fully invested, partially invested, or in cash or cash equivalents.

The Trustees noted that Ocean Park performed ongoing due diligence and oversight of its sub-adviser, Exchange Traded Concepts (“ETC”), which executed trades based on Ocean Park’s investment signals and decisions and performed other ETF-related functions, including communication with market makers and authorized

The Ocean Park ETFs
Additional Information (Unaudited)(Continued)
June 30, 2026

participants. The Trustees observed that Ocean Park used a pre-trade process to assess each underlying investment for its make-up, size, capacity, and potential impact on the portfolio, and that broker-dealer selection was delegated to the sub-adviser, which submitted quarterly best execution reports to Ocean Park for review. The Trustees observed that Ocean Park limited its use of artificial intelligence and was piloting AI software for adviser demographics and sales summaries, and using AI to assist with coding to make the buy/sell signal review process more efficient but did not use AI to make investment decisions. The Trustees further noted that Ocean Park did not report any material compliance or litigation issues since the previous advisory contract approval.

The Board noted that Ocean Park had remained consistent in its active, risk-managed investment style, which places equal emphasis on returns and capital preservation and suits its target conservative shareholder, and concluded that it expected Ocean Park to continue providing a high level of quality service to the ETFs and their shareholders.

Performance.

Ocean Park Domestic ETF. The Trustees noted that the Fund’s 8.50% return underperformed its benchmark, the Morningstar US Market Total Return Index, by more than 900 basis points over the one-year period, and since-inception figures showed approximately 700 basis points of underperformance. The Trustees acknowledged that this performance was attributable to two periods of whipsaws, namely “Liberation Day” and the Iran war, and that the Fund used signals that were not conducive to sharp shocks. The Trustees concluded that, while the Fund remained too young to assess whether any long-term strategic changes were necessary, the Fund achieved a positive return and was performing according to its prospectus mandate.

Ocean Park International ETF. The Trustees noted that the Fund was an unconstrained international fund, actively managed according to signals, and was benchmarked against the Morningstar Global Markets ex-US Index. The Trustees acknowledged that the same two anomalous events that affected the Ocean Park Domestic ETF caused signals that subjected the Fund to underperformance, but that the Fund nonetheless returned 17.26% during the year, placing it in the second quartile versus its peers. The Trustees concluded that, despite the short history of the Fund, Ocean Park had delivered solid performance.

Ocean Park Diversified Income ETF. The Trustees noted that the Fund was a non-traditional bond fund benchmarked against the Bloomberg Aggregate Index, and that the Fund’s 4.13% return placed it at the top of the second quartile, and with a similar risk ranking reflected solid risk-adjusted returns despite fourth-quartile volatility. The Trustees concluded that, while the Fund was still too new to demonstrate long-term success and notwithstanding questions regarding Morningstar’s benchmark for the Fund, Ocean Park had delivered reasonable returns.

Ocean Park High Income ETF. The Trustees noted that the Fund was a high-yield bond fund benchmarked against the Bloomberg Aggregate Index, and that the Fund’s 2.46% one-year return placed it in the third quartile overall and underperformed the index, with similar results since inception. The Trustees acknowledged that, despite those returns and fourth-quartile volatility, the Fund’s one-year risk-adjusted returns reflected a second quartile ranking versus its peers, demonstrating that the active management of the Fund can produce results for shareholders. The Trustees concluded that Ocean Park had provided acceptable returns for the Fund.

Fees and Expenses.

Ocean Park Domestic ETF. The Trustees noted that the advisory fee of 0.75% ranked in the 55th percentile relative to its peer group. The Trustees acknowledged that Ocean Park’s explanation for the advisory fee was that the Morningstar Large Blend category includes long-only funds, including passive strategies, that are not directly

The Ocean Park ETFs
Additional Information (Unaudited)(Continued)
June 30, 2026

comparable to the Fund’s tactical approach, and that Ocean Park had an expense limitation in place that limited the Fund’s operating expenses to 0.88%. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Ocean Park International ETF. The Trustees noted that the advisory fee of 0.75% ranked in the 60th percentile relative to its peer group. The Trustees acknowledged that Ocean Park’s explanation for the advisory fee was that the Morningstar Foreign Large Blend category included long-only funds, including passive strategies, that were not directly comparable to the Fund’s tactical approach, and that Ocean Park had an expense limitation in place that limited the Fund’s operating expenses to 0.88%. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Ocean Park Diversified Income ETF. The Trustees noted that the advisory fee of 0.65% ranked in the 37th percentile relative to its peer group. The Trustees acknowledged that Ocean Park’s explanation for the advisory fee was that two of the funds in the peer group were proprietary fund-of-funds that earn fees via their acquired fund holdings and were therefore able to charge modest fees at the investing fund level, which skewed the peer group average, further noting that the Fund’s net expense ratio was only 1 basis point above the peer group median. They considered that Ocean Park had an expense limitation in place that limited the Fund’s operating expenses to 0.78%. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Ocean Park High Income ETF. The Trustees noted that the advisory fee of 0.65% ranked in the 45th percentile relative to its peer group. The Trustees acknowledged that Ocean Park’s explanation for the advisory fee was that the Morningstar High Yield Bond category included long-only funds, including passive strategies, that were not directly comparable to the Fund’s tactical approach, that many of the funds in the peer group follow a unitary fee structure that made comparison of the management fee alone challenging, that the Fund’s net expense ratio was in line with the peer group average, and that Ocean Park had an expense limitation in place that limited the Fund’s operating expenses to 0.78%. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether Ocean Park had achieved economies of scale with respect to its management of the Ocean Park ETFs and discussed the size of each of the Funds. The Trustees noted that the Funds had not yet achieved the asset levels necessary to warrant the implementation of breakpoints, and agreed that, considering the Funds’ current asset levels and the expense arrangements in place, the absence of breakpoints was acceptable at this time.

Profitability. The Trustees reviewed Ocean Park’s profitability with respect to its management of the Ocean Park ETFs. The Trustees noted Ocean Park’s statement that its profitability had not been materially affected by a loss in assets. The Board concluded that Ocean Park’s relationship with the Funds was not excessively profitable.

Conclusion. Having requested and received such information from Ocean Park as the Trustees believed to be reasonably necessary to evaluate the terms of the proposed renewal of the Advisory Agreement, and as assisted by the advice of legal counsel, the Trustees concluded that the approval of the continuation of the Advisory Agreement was in the best interests of the Funds and their shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Ocean Park ETFs.

The Ocean Park ETFs
Additional Information (Unaudited)(Continued)
June 30, 2026

Exchange Traded Concepts, LLC Sub-Adviser to Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income ETF *

In connection with the regular meeting held on June 17-18, 2026 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between Ocean Park Asset Management, Inc (“Ocean Park”) and the Exchange Traded Concepts, LLC, (“ETC”) with respect to the Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF, and Ocean High Income ETF (collectively, the “Ocean Park ETFs”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the advisory agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees noted that ETC was founded in 2011, was registered with the U.S. Securities and Exchange Commission as an investment adviser and managed approximately $23 billion in assets under management. The Trustees acknowledged that The Trustees reviewed the background information on the key investment personnel responsible for sub-advising the ETFs, taking into consideration their education and financial industry experience gained from investment banking, asset management, and fund administration. The Trustees observed that Ocean Park delegated the daily execution of the ETFs’ strategies to ETC, with Ocean Park providing ongoing due diligence and oversight, and noted that, for the Ocean Park ETFs, ETC acted as sub-adviser solely to execute trades based on the trading signals provided by Ocean Park, using its trading infrastructure to efficiently execute trades consistent with the ETFs’ investment strategies and prospectuses with limited discretion while attempting to maximize the total value from each transaction. The Trustees further noted that ETC handled various ETF functions, including communications with market makers and authorized participants, trading, rebalancing, broker-dealer selection, participation in corporate actions, and voting proxies, but was not responsible for security selection, risk management, or performance, all of which are the responsibility of Ocean Park.

The Trustees noted that, to comply with investment limitations, ETC was obligated to buy and sell securities consistent with Ocean Park’s strategies, the prospectus, and the statement of additional information, to perform pre-trade and post-trade checks, to monitor the ownership percentages of the underlying investments to ensure they remain within regulatory limits, to monitor diversification requirements, and to identify any other breaches of investment guidelines. The Trustees acknowledged that ETC maintained a comprehensive cybersecurity policy designed to identify, protect, detect, respond to, and recover the firm’s IT framework and critical infrastructure. The Trustees noted that ETC prohibits the use of artificial intelligence to provide advisory services to the ETFs, but licenses certain indices from third parties that utilize AI in the security selection and screening process and licenses certain technology from a provider that utilizes AI in its security selection process. The Trustees further noted that ETC reported no material compliance or litigation issues since the previous sub-advisory contract approval. The Board noted that ETC was well-positioned and well-resourced to provide customized trade execution services with efficiencies that allowed Ocean Park to remain focused on its investment process and concluded that ETC should continue to provide quality execution services to the ETFs.

Performance. The Trustees noted that the performance of the Ocean Park ETFs was previously discussed in connection with the Ocean Park advisory agreement review. Based on that discussion, the Trustees concluded that

The Ocean Park ETFs
Additional Information (Unaudited)(Continued)
June 30, 2026

ETC had made a positive contribution to the performance of the Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF, and Ocean Park High Income ETF.

Fees and Expenses. The Trustees considered the reasonableness of the sub-advisory fee paid out of the advisory fee by Ocean Park to ETC with respect to each Ocean Park Fund. The Trustees noted that the annual sub-advisory fee was a minimum of $20,000 for the first ETF and $15,000 for each additional ETF, or, alternatively, 4 basis points on the first $1 billion of aggregate assets and 3 basis points on aggregate assets above $1 billion. The Trustees also noted that the annual advisory fees ranged from 0.65% to 0.75%, and that Ocean Park had delegated the daily execution of the Fund’s strategy and broker-dealer selection to ETC. The Trustees agreed that, given the allocation of responsibilities between Ocean Park and ETC, the sub-advisory fee paid to ETC was not unreasonable.

Economies of Scale. The Trustees considered whether ETC had realized economies of scale in managing the ETFs but agreed that economies of scale was primarily an adviser-level consideration that should account for the overall advisory agreement and the impact of the sub-advisory expense. The Trustees noted that ETC’s sub-advisory fee schedule incorporated breakpoints as aggregate assets grew and agreed that ETC’s sub-advisory fee structure was acceptable at this time.

Profitability. The Trustees assessed whether ETC’s sub-advisory arrangement with Ocean Park generated excessive profits. The Trustees noted that ETC’s profitability analysis reflected that ETC had realized a profit with respect to each of the Ocean Park Funds, and acknowledged ETC’s representation that its profits were reasonable because they were broadly in line with other accounts managed by ETC and by other ETF sub-advisers and were not excessive as a proportion of the fee paid to ETC. Based on the foregoing, the Trustees concluded that excessive profitability was not an issue at this time.

Conclusion. The Trustees reviewed the requested information from Ocean Park that they reasonably deemed necessary to evaluate the terms of the sub-advisory agreement. The Trustees noted that Ocean Park was satisfied with ETC’s services and recommended ETC’s retention. Assisted by the advice of counsel, the Trustees agreed that approving the sub-advisory agreement between Ocean Park and ETC on behalf of the ETFs was in the best interests of the ETFs and their shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Ocean Park ETFs.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363, by visiting www.oceanparketfs.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.oceanparketfs.com.

INVESTMENT ADVISER
Ocean Park Asset Management, LLC
3420 Ocean Park Blvd., Suite 3060
Santa Monica, CA 90405

TRADING SUB-ADVISER
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	09/04/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	09/04/2026

By (Signature and Title)

/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	09/04/2026